DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Obligations Tables
Schedule of Debt Obligations

The following table presents certain information regarding Newcastle’s debt obligations and related hedges:

	December 31, 2012															December 31, 2011
										Collateral
	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Unhedged Weighted Average Funding Cost (A)		Weighted Average Funding Cost (B)	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount (C)	Amortized Cost Basis (C)	Carrying Value (C)	Weighted Average Maturity (Years)	Floating Rate Face Amount (C)	Aggregate Notional Amount of Current Hedges (D)	Outstanding Face Amount	Carrying Value
Debt Obligation/Collateral

CDO Bonds Payable
CDO IV (E)	Mar 2004	$79,898	$79,811	Mar 2039	1.83%		5.02%	1.3	$69,098	$168,111	$155,646	$151,250	1.9	$43,202	$69,098	$106,645	$106,454
CDO VI (E)	Apr 2005	91,578	91,578	Apr 2040	0.87%		5.35%	4.8	88,495	180,039	92,932	119,184	3.1	49,393	88,495	91,141	91,141
CDO VIII	Nov 2006	518,501	517,541	Nov 2052	0.78%		2.22%	2.4	510,901	707,189	523,202	551,058	2.9	385,978	154,450	577,133	575,736
CDO IX	May 2007	400,938	402,424	May 2052	0.59%		0.59%	2.3	400,938	637,873	517,982	527,903	3.2	326,849	—	480,125	482,329
CDO X (F)	Jul 2007	—	—	Jul 2052	N/A		—	—	—	—	—	—	—	—	—	1,150,000	1,147,945
		1,090,915	1,091,354				2.08%	2.5	1,069,432	1,693,212	1,289,762	1,349,395	2.9	805,422	312,043	2,405,044	2,403,605
Other Bonds and Notes Payable
MH Loans Portfolio I (G)	Apr 2010	70,056	66,199	Jul 2035	6.25%		6.25%	4.2	—	118,746	100,124	100,124	6.8	909	—	70,109	69,256
MH Loans Portfolio II (G)	May 2011	117,907	117,191	Dec 2033	4.40%		4.40%	3.9	—	153,193	150,123	150,123	5.6	25,727	—	126,856	125,630
Residential Mortgage Loans	Aug 2006	—	—	N/A	N/A		—	—	—	—	—	—	—	—	—	5,491	5,491
		187,963	183,390				5.07%	4.0	—	271,939	250,247	250,247	6.1	26,636	—	202,456	200,377
Repurchase Agreements
CDO Securities (I)	Dec 2012	5,658	5,658	Mar 2013	LIBOR+2.25%		2.46%	0.2	5,658	—	—	—	—	—	—	8,728	8,728
Non-agency RMBS (J)	Various	150,922	150,922	Jan 2013	LIBOR+2.00%		2.21%	0.1	150,922	344,177	215,212	228,493	6.9	344,177	—	—	—
FNMA/FHLMC securities (K)	Various	772,855	772,855	Various	0.53%		0.53%	0.1	772,855	768,619	818,866	820,536	3.5	768,619	N/A	231,012	231,012
		929,435	929,435				0.81%	0.1	929,435	1,112,796	1,034,078	1,049,029	4.6	1,112,796	—	239,740	239,740
Mortgage Notes Payable
BPM Senior Living Facilities	Jul 2012	88,400	88,400	Aug 2019	3.44%		3.44%	6.2	23,400	N/A	138,131	138,131	N/A	—	23,400	—	—
Utah Senior Living Facilities	Nov 2012	16,000	16,000	Oct 2017	LIBOR+3.75%	(H)	4.75%	4.8	16,000	N/A	22,262	22,262	N/A	—	—	—	—
Courtyards Senior living facilities	Dec 2012	16,125	16,125	Oct 2017	LIBOR+3.75%	(H)	4.75%	4.8	16,125	N/A	21,494	21,494	N/A	—	—	—	—
		120,525	120,525				3.79%	5.8	55,525	N/A	181,887	181,887	N/A	—	23,400	—	—
Corporate
Junior subordinated notes payable	Mar 2006	51,004	51,243	Apr 2035	7.574% (M)		7.40%	22.3	—	—	—	—	—	—	—	51,004	51,248
		51,004	51,243				7.40%	22.3	—	—	—	—	—	—	—	51,004	51,248
Subtotal debt obligations		2,379,842	2,375,947				2.02%	2.3	$2,054,392	$3,077,947	$2,755,974	$2,830,558	3.8	$1,944,854	$335,443	$2,898,244	$2,894,970
Financing on subprime mortgage loans subject to call option	(L)	406,217	405,814													406,217	404,723
Total debt obligations		$2,786,059	$2,781,761													$3,304,461	$3,299,693

(A)	Weighted average, including floating and fixed rate classes and including the amortization of deferred financing costs.
(B)	Including the effect of applicable hedges.
(C)	Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash in senior living entities.
(D)
Including a $23.4 million notional amount of interest rate cap agreement in for the mortgage notes payable, and $69.1 million and $88.5 million of interest rate swap agreements in CDOs IV and VI, respectively, which were economic hedges not designated as hedges for accounting purposes.

(E)
These CDOs were not in compliance with their applicable over collateralization tests as of December 31, 2012. Newcastle is not receiving cash flows from these CDOs (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to pay debt, and expects these CDOs to remain out of compliance for the foreseeable future.

(F)	Deconsolidated on September 12, 2012.
(G)	Excluding $20.5 million face amount of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
(H)	These financings have a LIBOR floor of 1%.
(I)
The counterparty of this repurchase agreement is Bank of America. It is secured by $21.0 million face amount of notes issued by Newcastle CDO VI, which is eliminated in consolidation. The maximum recourse to Newcastle is $1.4 million. This repurchase agreement was subsequently paid off in January 2013.

(J)	The counterparty on these repurchase agreements is Credit Suisse.
(K)
The counterparties on these repurchase agreements are Bank of America, Barclays, Citi and Goldman Sachs. Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.

(L)	Issued in April 2006 and July 2007. See Note 6 regarding the securitizations of Subprime Portfolios I and II.
(M)	LIBOR + 2.25% after April 2016.

Schedule of Junior Subordinated Notes Payable Exchange Agreement
The following table presents certain information regarding the exchange, as of the date of the exchange:

			Consideration
	Repurchased junior subordinated notes		Cash	Reissued CDO bonds		Total
Outstanding face amount	$52,094		$9,715	$37,625		$47,340
Weighted average coupon	7.574%	(A)	N/A	LIBOR + 0.66%	(B)
Maturity	April 2035			June 2052
Collateral	General credit of Newcastle			Assets within the respective CDOs

(A)	LIBOR + 2.25% after April 2016.
(B)	Weighted average effective interest rate of approximately LIBOR+0.35% after the Exchange.

Schedule of Debt Maturity
Newcastle’s debt obligations (gross of $4.3 million of discounts at December 31, 2012) have contractual maturities as follows:

	Nonrecourse	Recourse	Total
2013	$4,786	$925,192	$929,978
2014	1,713	—	1,713
2015	2,274	—	2,274
2016	2,305	—	2,305
2017	32,763	—	32,763
Thereafter	1,817,026	—	1,817,026
Total	$1,860,867	$925,192	$2,786,059